Statements of Cash Flows - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Operating activities:
Net income (loss) from continuing operations	$ (353,541)	$ (17,501)
Income (loss) from discontinued operations	(76)	17,150
Net income (loss)	(353,617)	(351)
Adjustment to reconcile net loss to net cash provided by operations:
Amortization and depreciation	1,675	228
Warrants and shares issued to consultants for services	66,567
Changes in assets and liabilities:
Decrease (Increase) in prepaid and deposits	2,000
Increase in accrued interest	11,756
Increase in accrued expenses and payables	11,508
Net cash used by operating activities	(260,111)	(123)
Investing activities:
Cash paid for license fee	(100,000)
Net cash used by investing activities	(100,000)
Financing activities:
Proceeds from Convertible note payable - related party	400,000
Proceeds from loan - related party	100
Net cash provided by financing activities	400,100
Net increase in cash	39,989	(123)
Cash, beginning of period	8,415	465
Cash, end of period	48,404	342
Supplemental disclosure of cash flow information:
Cash paid during the period Taxes
Cash paid during the period Interest Paid
Non-cash activity
Common and Preferred shares issued to acquired license	77,000
Convertible notes redeemed for common stock	$ 200,000